Goodwill and Intangible Assets (Intangible asset life) (Details)	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018
Purchased technology
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining amortization period (in years)	5 years	6 years
Customer contracts and related relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining amortization period (in years)	5 years	5 years
Order backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining amortization period (in years)	3 years
Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining amortization period (in years)	10 years	12 years
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average remaining amortization period (in years)	10 years	10 years